Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2015
Property and Equipment, Net [Abstract]
Schedule of property and equipment

	December 31,
	2015	2014
Cost:
Computers and software	$830	$815
Office furniture and equipment	662	646
Leasehold improvements and real estate (1)	357	322
Motor Vehicles	340	340

	2,189	2,123
Accumulated Depreciation:
Computers and software	780	753
Office furniture and equipment	438	387
Leasehold improvements and real estate (1)	252	223
Motor Vehicles	239	204

	1,709	1,567

Property and equipment, net	$480	$556

Depreciation expenses amounted to $142, $163 and $171 for the years ended on December 31, 2015, 2014 and 2013, respectively.

(1)	On May 6, 2013 the Company sold real estate it owned and leased it back for a five year period and an option to extend the lease period by an additional 5 years. The consideration amounted to $ 337. The Capital gain generated from the sale in the amount of $ 143 was capitalized and is recognized over the duration of the lease agreement.